Share based compensation (Details 3) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Number of Option
Options Vested, Beginning balance	10,291	10,291
Vested		17,310	7,410	5,364
Exercised		0
Forfeited		1,305	(1,633)	(850)
Options Vested, Ending balance		26,296	10,291	4,514
Weighted Average Remaining Contractual Life (In years)
Weighted Average Remaining Contractual Life In Years, beginning balance	8 years
Weighted Average Remaining Contractual Life In Years, Vested		8 years 4 months 24 days		8 years 9 months 29 days
Weighted Average Remaining Contractual Life In Years, Forfeited		5 years 2 months 12 days	8 years 1 month 6 days	8 years 6 months 15 days
Weighted Average Remaining Contractual Life In Years, Ending balance		7 years 10 months 24 days	8 years 15 days	8 years 6 months 26 days
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning	$ 152.80	$ 152.80		$ 0.00
Vested		91.85	$ 137.20	184.80
Forfeited		140.09	164.40	177.20
Exercised		0.00
Weighted Average Exercise Price Ending		$ 118.41	$ 152.80	$ 182.40